Liabilities to credit institutions (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Disclosure of detailed information about borrowings
The carrying amount of Polestar Group’s Liabilities to credit institutions as of December 31, 2023 and December 31, 2022 were as follows:

	As of December 31,
	2023	2022
Liabilities to credit institutions	(Restated)	(Restated)
Working capital loans from banks	1,923,755	1,300,108
Floorplan facilities	75,963	5,409
Sale-leaseback facilities	26,947	21,585
Total	$2,026,665	$1,327,102
The Group had the following working capital loans outstanding as of December 31, 2023:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
EUR	February 2023 - February 2024	Secured[1]	3 month EURIBOR[2] plus 2.30% and an arrangement fee of 0.15%	400,104	442,795
USD	March 2023 - March 2024	Unsecured[3]	7.35% per annum, settled quarterly	100,000	100,000
CNY	March 2023 - March 2024	Unsecured[3]	12 month LPR[4] plus 0.05%, settled quarterly	260,000	36,617
CNY	April 2023 - April 2024	Unsecured[3]	12 month LPR[4] plus 0.05%, settled quarterly	11,430	1,610
CNY	May 2023 - May 2024	Unsecured[3]	12 month LPR[4] plus 0.45%, settled quarterly	231,000	32,533
CNY	June 2023 - June 2024	Unsecured[3]	12 month LPR[4] plus 1.3%, settled monthly	310,000	43,659
USD	August 2023 - August 2024	Unsecured[3]	3 month SOFR[5] plus 2.30%, settled quarterly	402,000	402,000
USD	August 2023 - August 2024	Secured[6]	12 month SOFR[5] plus 0.9%, settled quarterly	320,000	320,000
USD	August 2023 - August 2024	Unsecured[3]	12 month SOFR[5] plus 1.1%, settled quarterly	82,000	82,000
CNY	September 2023 - September 2024	Unsecured[3]	12 month LPR[4] plus 0.25%, settled quarterly	500,000	70,417
USD	September 2023 - September 2024	Unsecured[3]	12 month SOFR[5] plus 0.65%, settled quarterly	118,000	118,000
USD	September 2023 - September 2024	Secured[6]	12 month SOFR[5] plus 1.11%, settled semi-annual	100,000	100,000
CNY	October 2023 - October 2024	Unsecured[3]	12 month LPR[4] plus 0.15%, settled quarterly	200,000	28,167
CNY	December 2023 - December 2024	Unsecured[3]	12 month LPR[4] plus 1.05%, settled quarterly	92,000	12,957
USD	December 2023 - December 2024	Secured[6]	12 month SOFR[5] plus 1.70%, settled semi-annual	133,000	133,000
Total					$1,923,755
1 - New vehicle inventory financed via this facility is pledged as security for 100% of the outstanding principal under the facility, via first-ranking English law security over vehicles and transport documents, until repaid. This facility consists of individual loans that have a repayment period of 90 days, and includes a covenant tied to the Group’s liquidity levels.
2 - Euro Interbank Offered Rate ("EURIBOR").
3 - Letters of keep well from both Volvo Cars and Geely.
4 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
5 - Secured Overnight Financing Rate (“SOFR”).
6 - Secured by Geely.
The Group had the following working capital loans outstanding as of December 31, 2022:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
EUR	February 2022 - February 2023	Secured[1]	3 month EURIBOR[2] plus 2.1% and an arrangement fee of 0.15%	270,095	288,746
CNY	June 2022 - June 2023	Unsecured	12 month LPR[3] plus 1.25%, settled monthly	500,000	72,517
CNY	August 2022 - August 2023	Unsecured	12 month LPR plus 0.05%, settled quarterly	716,000	103,845
USD	August 2022 - August 2023	Unsecured	3 month LPR plus 2.3%, settled quarterly	147,000	147,000
USD	September 2022 - September 2023	Unsecured	3 month LPR plus 2.3%, settled quarterly	255,000	255,000
USD	September 2022 - September 2023	Secured[4]	4.48% per annum	133,000	133,000

USD	September 2022 - September 2023	Unsecured	3 month SOFR[5] plus 2.4%, settled quarterly	100,000	100,000
USD	December 2022 - December 2023	Unsecured[6]	7.5% per annum	200,000	200,000
Total					$1,300,108
1 - New vehicle inventory financed via this facility is pledged as security for 100% of the outstanding principal under the facility, via first-ranking English law security over vehicles and transport documents, until repaid. This facility consists of individual loans that have a repayment period of 90 days, and includes a covenant tied to the Group’s liquidity levels.
2 - Euro Interbank Offered Rate ("EURIBOR").
3 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
4 - Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
5 - Secured Overnight Financing Rate (“SOFR”).
6 - Letters of keep well from both Volvo Cars and Geely.